Partners' Capital (Incentive Distribution Rights) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares
Minimum Quarterly Distribution [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount (in dollars per share)	$ 0.4375
First Target Distribution [Member] | Minimum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount (in dollars per share)	0.4375
First Target Distribution [Member] | Maximum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount (in dollars per share)	0.503125
Second Target Distribution [Member] | Minimum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount (in dollars per share)	0.503125
Second Target Distribution [Member] | Maximum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount (in dollars per share)	0.546875
Third Target Distribution [Member] | Minimum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount (in dollars per share)	0.546875
Third Target Distribution [Member] | Maximum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount (in dollars per share)	0.656250
Distributions Thereafter [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount (in dollars per share)	$ 0.656250
Common Units [Member] | Minimum Quarterly Distribution [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	100.00%
Common Units [Member] | First Target Distribution [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	100.00%
Common Units [Member] | Second Target Distribution [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	85.00%
Common Units [Member] | Third Target Distribution [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	75.00%
Common Units [Member] | Distributions Thereafter [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	50.00%
Subordinated Units-Affiliated [Member] | Second Target Distribution [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	15.00%
Subordinated Units-Affiliated [Member] | Third Target Distribution [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	25.00%
Subordinated Units-Affiliated [Member] | Distributions Thereafter [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	50.00%